UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5482

DWS High Income Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS High Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 110.2%
Consumer Discretionary 30.4%
AAC Group Holding Corp., 12.75%, 10/1/2012 (PIK) (b)	337,545	380,582
Affinia Group, Inc., 9.0%, 11/30/2014	690,000	693,450
AMC Entertainment, Inc., 8.0%, 3/1/2014	1,035,000	1,060,875
American Achievement Corp., 8.25%, 4/1/2012	200,000	206,500
American Media Operations, Inc., Series B, 10.25%, 5/1/2009	270,000	257,850
Asbury Automotive Group, Inc., 8.0%, 3/15/2014	195,000	199,144
Buffets, Inc., 12.5%, 11/1/2014	270,000	283,500

Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014 (b)	395,000	406,356
Cablevision Systems Corp., Series B, 9.87% **, 4/1/2009	220,000	234,300
Caesars Entertainment, Inc., 8.875%, 9/15/2008	460,000	481,275
Charter Communications Holdings LLC:
8.625%, 4/1/2009	35,000	34,650
9.625%, 11/15/2009 (b)	30,000	29,850
Series B, 10.25%, 9/15/2010	640,000	672,000
10.25%, 9/15/2010	2,145,000	2,257,612
11.0%, 10/1/2015	2,032,000	2,113,280
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	505,000	424,200
CSC Holdings, Inc.:
7.25%, 7/15/2008	365,000	369,563
7.875%, 12/15/2007	1,180,000	1,194,750
Series B, 8.125%, 7/15/2009	130,000	134,550
Series B, 8.125%, 8/15/2009	135,000	139,725
Denny’s Corp. Holdings, Inc., 10.0%, 10/1/2012	130,000	138,450
Dex Media East LLC/Financial, 12.125%, 11/15/2012	3,590,000	3,935,537
EchoStar DBS Corp.:
6.625%, 10/1/2014	590,000	595,900
7.125%, 2/1/2016	450,000	465,187
Foot Locker, Inc., 8.5%, 1/15/2022	135,000	138,375
Ford Motor Co., 7.45%, 7/16/2031 (b)	405,000	325,013
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	1,455,000	1,336,781
General Motors Corp.:
7.2%, 1/15/2011	995,000	970,125
7.4%, 9/1/2025 (b)	365,000	307,513
8.375%, 7/15/2033 (b)	1,330,000	1,233,575
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	2,390,000	2,623,025
Gregg Appliances, Inc., 9.0%, 2/1/2013	240,000	249,600
Group 1 Automotive, Inc., 8.25%, 8/15/2013	195,000	201,825
Hanesbrands, Inc., 144A, 8.735% **, 12/15/2014	330,000	337,425
Hertz Corp.:
8.875%, 1/1/2014	945,000	1,018,237
10.5%, 1/1/2016	225,000	256,500
Idearc, Inc., 144A, 8.0%, 11/15/2016	1,980,000	2,034,450
ION Media Networks, Inc., 144A, 11.61% **, 1/15/2013	385,000	402,325
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	1,395,000	1,363,612
Jacobs Entertainment, Inc., 9.75%, 6/15/2014	725,000	761,250
Jarden Corp., 7.5%, 5/1/2017	460,000	466,325
Lear Corp., Series B, 8.75%, 12/1/2016 (b)	330,000	318,038
Levi Strauss & Co., 10.11% **, 4/1/2012 (b)	30,000	30,638
Liberty Media Corp.:
5.7%, 5/15/2013	60,000	57,477
8.25%, 2/1/2030 (b)	500,000	510,798
8.5%, 7/15/2029	675,000	703,216
Majestic Star Casino LLC, 9.5%, 10/15/2010	75,000	78,938
Mediacom Broadband LLC, 8.5%, 10/15/2015	30,000	30,525
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	200,000	210,000
Metaldyne Corp.:
10.0%, 11/1/2013 (b)	325,000	325,000
11.0%, 6/15/2012 (b)	145,000	135,575
MGM MIRAGE:
6.75%, 9/1/2012	165,000	164,588
8.375%, 2/1/2011 (b)	355,000	372,750
9.75%, 6/1/2007	610,000	615,337
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	705,000	738,487
NCL Corp., 10.625%, 7/15/2014	145,000	147,538
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	1,095,000	990,975
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	410,000	435,625
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014	190,000	208,050

Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		2,550,000	2,664,750
PRIMEDIA, Inc., 8.875%, 5/15/2011		420,000	431,550
Quiksilver, Inc., 6.875%, 4/15/2015		110,000	107,250
Reader’s Digest Association, Inc., 144A, 9.0%, 2/15/2017		530,000	530,000
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009 (b)		2,505,000	2,617,725
Rite Aid Corp., 7.5%, 3/1/2017 (b)		660,000	655,050
Seminole Hard Rock Entertainment, Inc., 144A, 7.848% **, 3/15/2014 (c)		460,000	460,000
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10% to 12/15/2014		465,000	385,950
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012		470,000	484,100
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		935,000	944,350
Six Flags, Inc., 9.75%, 4/15/2013		570,000	558,600
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		195,000	202,800
Station Casinos, Inc., 6.5%, 2/1/2014		525,000	486,937
TDS Investor Corp., 144A, 9.994% **, 9/1/2014		200,000	206,500
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)		420,000	445,200
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		1,000,000	1,000,000
TRW Automotive, Inc.:
11.0%, 2/15/2013		1,775,000	1,945,844
11.75%, 2/15/2013	EUR	300,000	440,676
United Auto Group, Inc.:
144A, 7.75%, 12/15/2016		995,000	1,012,412
9.625%, 3/15/2012		1,660,000	1,739,896
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		305,000	310,338
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)		1,785,000	1,802,850
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		2,605,000	2,448,700

			58,690,075
Consumer Staples 3.9%
Del Laboratories, Inc., 8.0%, 2/1/2012		360,000	342,900
Delhaize America, Inc.:
8.05%, 4/15/2027		115,000	124,761
9.0%, 4/15/2031		1,840,000	2,210,300
GNC Parent Corp., 144A, 12.14% **, 12/1/2011 (PIK)		460,000	476,100
Harry & David Holdings, Inc., 10.369% **, 3/1/2012		390,000	396,825
North Atlantic Trading Co., 9.25%, 3/1/2012		890,000	812,125
Pilgrim’s Pride Corp., 7.625%, 5/1/2015		165,000	162,937
Sally Holdings LLC, 144A, 9.25%, 11/15/2014		670,000	693,450
Sbarro, Inc., 144A, 10.375%, 2/1/2015		230,000	239,775
Viskase Co., Inc., 11.5%, 6/15/2011		2,160,000	2,181,600

			7,640,773
Energy 10.1%
Belden & Blake Corp., 8.75%, 7/15/2012		1,810,000	1,855,250
Chaparral Energy, Inc., 8.5%, 12/1/2015		470,000	468,825
Chesapeake Energy Corp.:
6.25%, 1/15/2018		445,000	438,325
6.875%, 1/15/2016		1,270,000	1,285,875
7.75%, 1/15/2015 (b)		175,000	182,438
Complete Production Services, Inc., 144A, 8.0%, 12/15/2016		590,000	603,275
Delta Petroleum Corp., 7.0%, 4/1/2015		1,095,000	1,001,925
Dynegy Holdings, Inc.:
7.625%, 10/15/2026		1,095,000	1,084,050
8.375%, 5/1/2016		885,000	946,950
El Paso Production Holding Corp., 7.75%, 6/1/2013		720,000	752,400
Frontier Oil Corp., 6.625%, 10/1/2011		290,000	288,550
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027 (b)		420,000	403,200
Peabody Energy Corp., 7.375%, 11/1/2016		270,000	282,150
Quicksilver Resources, Inc., 7.125%, 4/1/2016		255,000	249,900
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013		105,000	105,000
144A, 7.5%, 11/30/2016		320,000	320,000

Southern Natural Gas, 8.875%, 3/15/2010	1,505,000	1,571,792
Stone Energy Corp.:
6.75%, 12/15/2014	1,135,000	1,066,900
144A, 8.11% **, 7/15/2010	1,205,000	1,206,506
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	330,000	389,088
Transmeridian Exploration, Inc., 12.0%, 12/15/2010 (b)	655,000	646,812
Williams Companies, Inc.:
8.125%, 3/15/2012	2,545,000	2,761,325
8.75%, 3/15/2032	1,120,000	1,282,400
Williams Partners LP, 144A, 7.25%, 2/1/2017	325,000	341,250

		19,534,186
Financials 15.4%
Alamosa Delaware, Inc., 11.0%, 7/31/2010	425,000	455,831
Ashton Woods USA LLC, 9.5%, 10/1/2015	1,040,000	998,400
BCP Crystal Holdings Corp., 9.625%, 6/15/2014	130,000	144,463
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	195,000	201,338
E*TRADE Financial Corp.:
7.375%, 9/15/2013	345,000	358,800
7.875%, 12/1/2015	260,000	278,850
8.0%, 6/15/2011	620,000	649,450
Ford Motor Credit Co.:
7.25%, 10/25/2011	2,660,000	2,616,634
7.375%, 10/28/2009	5,140,000	5,178,581
7.875%, 6/15/2010	1,295,000	1,317,306
8.0%, 12/15/2016	175,000	172,755
8.11% **, 1/13/2012	315,000	316,700
GMAC LLC:
6.875%, 9/15/2011	5,775,000	5,844,317
8.0%, 11/1/2031	2,465,000	2,718,079
Hexion US Finance Corp., 144A, 9.75%, 11/15/2014	265,000	280,900
iPayment, Inc., 9.75%, 5/15/2014	360,000	369,000
K&F Acquisition, Inc., 7.75%, 11/15/2014	130,000	134,225
PGS Solutions, Inc., 144A, 9.625%, 2/15/2015	265,000	273,022
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)	1,255,000	1,305,200
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	1,460,000	1,584,100
Seitel Acquisition Corp., 144A, 9.75%, 2/15/2014	660,000	669,900
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	555,000	524,475
UCI Holding Co., Inc., 144A, 12.365% **, 12/15/2013 (PIK)	400,000	409,000
Universal City Development, 11.75%, 4/1/2010	1,695,000	1,800,937
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	795,000	799,969
Yankee Acquisition Corp.:
144A, 8.5%, 2/15/2015	265,000	270,962
144A, 9.75%, 2/15/2017 (b)	100,000	102,500

		29,775,694
Health Care 2.9%
Cooper Companies, Inc., 144A, 7.125%, 2/15/2015	660,000	666,600
HCA, Inc.:
6.5%, 2/15/2016 (b)	355,000	304,413
144A, 9.125%, 11/15/2014	535,000	569,775
144A, 9.25%, 11/15/2016	1,160,000	1,242,650
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	850,000	949,875
144A, 11.354% **, 6/15/2014	130,000	144,300
Tenet Healthcare Corp., 9.25%, 2/1/2015	1,700,000	1,697,875

		5,575,488
Industrials 11.3%
Aleris International, Inc., 144A, 9.0%, 12/15/2014 (PIK)	460,000	487,600
Allied Security Escrow Corp., 11.375%, 7/15/2011	590,000	610,650
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	1,337,000	1,413,877

American Color Graphics, 10.0%, 6/15/2010	655,000	510,900
American Railcar Industries, Inc., 144A, 7.5%, 3/1/2014	370,000	376,475
ARAMARK Corp.:
144A, 8.5%, 2/1/2015	395,000	410,306
144A, 8.86% **, 2/1/2015	195,000	201,338
Baldor Electric Co., 8.625%, 2/15/2017	330,000	346,913
Browning-Ferris Industries:
7.4%, 9/15/2035	1,095,000	1,048,462
9.25%, 5/1/2021	575,000	625,313
Case New Holland, Inc., 9.25%, 8/1/2011	355,000	374,525
Cenveo Corp., 7.875%, 12/1/2013	835,000	820,387
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010 (b)	1,195,000	1,221,887
Congoleum Corp., 8.625%, 8/1/2008 *	715,000	654,225
DRS Technologies, Inc.:
6.625%, 2/1/2016 (b)	135,000	135,338
7.625%, 2/1/2018	930,000	957,900
Education Management LLC, 8.75%, 6/1/2014	340,000	357,850
Esco Corp., 144A, 8.625%, 12/15/2013	655,000	692,662
Esterline Technologies Corp., 144A, 6.625%, 3/1/2017 (c)	330,000	330,000
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	135,000	133,650
Iron Mountain, Inc., 8.75%, 7/15/2018	260,000	277,550
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016 (b)	1,160,000	1,078,800
8.875%, 4/1/2012 (b)	1,270,000	1,301,750
Kansas City Southern:
7.5%, 6/15/2009	250,000	255,625
9.5%, 10/1/2008	2,265,000	2,366,925
Millennium America, Inc., 9.25%, 6/15/2008	530,000	551,200
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	615,000	654,975
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013	205,000	220,375
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	125,000	140,000
RBS Global & Rexnord Corp., 144A, 9.5%, 8/1/2014	200,000	211,000
Riverdeep Bank, 11.063% **, 12/15/2007	725,000	725,906
Ship Finance International Ltd., 8.5%, 12/15/2013	330,000	337,425
Titan International, Inc., 144A, 8.0%, 1/15/2012	995,000	1,014,900
TransDigm, Inc., 144A, 7.75%, 7/15/2014	200,000	205,500
Tube City IMS Corp., 9.291%, 1/2/2014	150,000	151,439
United Rentals North America, Inc., 7.0%, 2/15/2014 (c)	330,000	331,650
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)	235,000	239,994

		21,775,272
Information Technology 5.2%
Alion Science & Technology Corp., 144A, 10.25%, 2/1/2015	265,000	275,600
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014 (b)	330,000	334,538
L-3 Communications Corp.:
5.875%, 1/15/2015	1,495,000	1,457,625
Series B, 6.375%, 10/15/2015	510,000	507,450
Lucent Technologies, Inc., 6.45%, 3/15/2029	2,200,000	2,002,000
Sanmina-SCI Corp., 8.125%, 3/1/2016 (b)	960,000	916,800
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)	1,195,000	1,299,562
UGS Corp., 10.0%, 6/1/2012	1,120,000	1,226,400
Unisys Corp., 7.875%, 4/1/2008	1,995,000	1,995,000

		10,014,975
Materials 14.8%
ARCO Chemical Co., 9.8%, 2/1/2020	3,295,000	3,863,387
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	665,000	495,425
Chemtura Corp., 6.875%, 6/1/2016	650,000	630,500
Constar International, Inc., 11.0%, 12/1/2012 (b)	165,000	162,113
CPG International I, Inc.:
10.5%, 7/1/2013	1,150,000	1,204,625
12.117% **, 7/1/2012	405,000	417,150

Crystal US Holdings:
Series A, Step-up Coupon, 0% to 10/1/2009, 10.0% to 10/1/2014	1,290,000	1,128,750
Series B, Step-up Coupon, 0% to 10/1/2009, 10.5% to 10/1/2014 (b)	360,000	315,000
Equistar Chemical Funding, 10.625%, 5/1/2011	800,000	846,000
Exopack Holding Corp., 11.25%, 2/1/2014	1,110,000	1,198,800
GEO Specialty Chemicals, Inc., 144A, 13.36% **, 12/31/2009	1,821,000	1,502,325
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	230,000	230,000
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	330,000	333,300
Hexcel Corp., 6.75%, 2/1/2015	1,365,000	1,354,762
Huntsman LLC, 11.625%, 10/15/2010	1,738,000	1,885,730
International Coal Group, Inc., 10.25%, 7/15/2014	455,000	460,119
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	900,000	756,000
Lyondell Chemical Co., 10.5%, 6/1/2013	220,000	240,900
Massey Energy Co.:
6.625%, 11/15/2010	785,000	794,812
6.875%, 12/15/2013 (b)	470,000	451,200
Metals USA Holding Corp., 144A, 11.365% **, 1/15/2012 (PIK)	400,000	392,000
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014	530,000	555,175
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	1,698,000	1,545,180
Neenah Foundry Co., 144A, 9.5%, 1/1/2017	330,000	339,900
NewMarket Corp., 144A, 7.125%, 12/15/2016	785,000	786,963
OM Group, Inc., 9.25%, 12/15/2011 (b)	485,000	507,431
Omnova Solutions, Inc., 11.25%, 6/1/2010	1,835,000	1,961,156
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	1,164,591	17,469
Pliant Corp., 11.625%, 6/15/2009 (PIK)	3	3
Radnor Holdings Corp., 11.0%, 3/15/2010 *	180,000	900
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	275,000	290,125
Terra Capital, Inc., 144A, 7.0%, 2/1/2017	1,020,000	1,014,900
The Mosaic Co., 144A, 7.375%, 12/1/2014	595,000	614,338
TriMas Corp., 9.875%, 6/15/2012	910,000	905,450
United States Steel Corp., 9.75%, 5/15/2010	649,000	685,506
Witco Corp., 6.875%, 2/1/2026	270,000	233,550
Wolverine Tube, Inc., 10.5%, 4/1/2009	585,000	583,538

		28,704,482
Telecommunication Services 6.1%
American Cellular Corp., Series B, 10.0%, 8/1/2011	495,000	526,556
Centennial Communications Corp., 10.0%, 1/1/2013 (b)	785,000	847,800
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	1,330,000	1,379,875
8.375%, 1/15/2014 (b)	850,000	872,313
Dobson Cellular Systems, 9.875%, 11/1/2012	520,000	565,500
Dobson Communications Corp., 8.875%, 10/1/2013	485,000	500,156
Insight Midwest LP, 9.75%, 10/1/2009	192,000	195,360
Intelsat Corp., 144A, 9.0%, 6/15/2016	240,000	263,400
MasTec, Inc., 144A, 7.625%, 2/1/2017	460,000	463,450
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	505,000	530,250
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	1,905,000	1,971,334
Qwest Corp., 7.25%, 9/15/2025	980,000	1,013,075
Rural Cellular Corp., 9.875%, 2/1/2010	615,000	650,363
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)	725,000	744,031
Ubiquitel Operating Co., 9.875%, 3/1/2011	395,000	425,070
US Unwired, Inc., Series B, 10.0%, 6/15/2012	775,000	847,891
Windstream Corp., 8.625%, 8/1/2016	30,000	32,850

		11,829,274
Utilities 10.1%
AES Corp., 144A, 8.75%, 5/15/2013	3,270,000	3,490,725
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	2,645,000	2,896,275
CMS Energy Corp., 8.5%, 4/15/2011	2,280,000	2,473,800
Mirant Americas Generation LLC, 8.3%, 5/1/2011	255,000	260,100

Mirant North America LLC, 7.375%, 12/31/2013	255,000	262,013
Mission Energy Holding Co., 13.5%, 7/15/2008	1,910,000	2,084,288
NRG Energy, Inc.:
7.25%, 2/1/2014	1,090,000	1,111,800
7.375%, 2/1/2016	2,240,000	2,284,800
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	2,765,000	3,017,306
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	690,000	705,525
Sierra Pacific Resources:
6.75%, 8/15/2017	785,000	799,552
8.625%, 3/15/2014 (b)	145,000	157,026

		19,543,210

Total Corporate Bonds (Cost $207,704,787)		213,083,429
Foreign Bonds - US$ Denominated 16.3%
Consumer Discretionary 2.7%
Dollarama Group LP, 144A, 11.12% **, 8/15/2012	330,000	333,300
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	395,000	400,925
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	1,200,000	1,272,000
Kabel Deutschland GmbH, 10.625%, 7/1/2014	190,000	211,850
Quebecor World, 144A, 9.75%, 1/15/2015	330,000	348,975
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	1,769,000	1,631,902
Unity Media GmbH, 144A, 10.375%, 2/15/2015	235,000	251,450
Vitro, SA de CV:
144A, 8.625%, 2/1/2012	135,000	136,350
144A, 9.125%, 2/1/2017	400,000	408,000
Series A, 11.75%, 11/1/2013	155,000	172,825

		5,167,577
Energy 0.5%
OPTI Canada, Inc., 144A, 8.25%, 12/15/2014	395,000	408,825
Secunda International Ltd., 13.36% **, 9/1/2012	575,000	599,438

		1,008,263
Financials 1.9%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	1,805,000	2,057,700
Doral Financial Corp., 6.19% **, 7/20/2007	530,000	508,807
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *	4,762,122	0
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	395,000	370,313
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 (b)	405,000	380,700
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014 (b)	245,000	246,531

		3,564,051
Health Care 0.5%
Biovail Corp., 7.875%, 4/1/2010	1,015,000	1,034,985
Industrials 2.0%
Bombardier, Inc.:
144A, 6.75%, 5/1/2012	100,000	99,500
144A, 8.0%, 11/15/2014 (b)	185,000	193,325
Compagnie Generale de Geophysique-Veritas:
7.5%, 5/15/2015	130,000	132,600
7.75%, 5/15/2017	330,000	341,550
Kansas City Southern de Mexico:
144A, 7.625%, 12/1/2013	905,000	909,525
9.375%, 5/1/2012	845,000	906,262
12.5%, 6/15/2012	650,000	701,188
Navios Maritime Holdings, 144A, 9.5%, 12/15/2014 (b)	530,000	544,575
Supercanal Holding SA, Series REG S, 11.5%, 5/15/2005 *	100,000	15,000

		3,843,525
Information Technology 0.3%

Seagate Technology HDD Holdings, 6.8%, 10/1/2016		635,000	639,763
Materials 2.4%
Cascades, Inc., 7.25%, 2/15/2013		972,000	981,720
ISPAT Inland ULC, 9.75%, 4/1/2014		1,288,000	1,449,507
Novelis, Inc., 7.25%, 2/15/2015		1,275,000	1,326,000
Rhodia SA, 8.875%, 6/1/2011		406,000	425,285
Tembec Industries, Inc., 8.625%, 6/30/2009		460,000	381,800

			4,564,312
Sovereign Bonds 0.6%
Federative Republic of Brazil, 8.875%, 10/14/2019 (b)		420,000	520,800
Republic of Argentina, 5.475% **, 8/3/2012 (PIK)		630,000	597,912

			1,118,712
Telecommunication Services 5.4%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		1,300,000	1,280,500
Digicel Group Ltd.:
144A, 8.875%, 1/15/2015 (b)		100,000	97,625
144A, 9.125%, 1/15/2015 (PIK) (b)		100,000	97,375
Embratel, Series B, 11.0%, 12/15/2008		150,000	162,750
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		175,000	177,188
Intelsat Bermuda Ltd.:
144A, 8.872% **, 1/15/2015		65,000	66,544
144A, 9.25%, 6/15/2016		200,000	221,000
144A, 11.25%, 6/15/2016		625,000	707,812
Intelsat Ltd., 5.25%, 11/1/2008		630,000	618,975
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		655,000	682,837
Millicom International Cellular SA, 10.0%, 12/1/2013		535,000	587,163
Mobifon Holdings BV, 12.5%, 7/31/2010		1,400,000	1,524,250
Nortel Networks Ltd.:
144A, 9.61% **, 7/15/2011		1,285,000	1,374,950
144A, 10.125%, 7/15/2013		590,000	649,000
144A, 10.75%, 7/15/2016		485,000	540,775
Stratos Global Corp., 9.875%, 2/15/2013		505,000	505,000
Virgin Media Finance PLC, 8.75%, 4/15/2014		1,140,000	1,188,450

			10,482,194

Total Foreign Bonds - US$ Denominated (Cost $33,921,095)			31,423,382
Foreign Bonds - Non US$ Denominated 1.9%
Consumer Discretionary 0.4%
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	260,000	341,491
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015	EUR	300,000	420,825

			762,316
Financials 0.4%
CEVA Group PLC:
144A, 8.5%, 12/1/2014	EUR	330,000	450,898
144A, 10.0%, 12/1/2016	EUR	195,000	280,956

			731,854
Materials 0.5%
Ineos Group Holdings PLC, 144A, 7.875%, 2/15/2016	EUR	265,000	330,085
Rhodia SA, 144A, 6.507% **, 6/1/2011	EUR	410,000	553,750

			883,835
Sovereign Bonds 0.3%
Republic of Argentina, 7.82%, 12/31/2033 (PIK)	EUR	495,196	679,892
Telecommunication Services 0.3%
BCM Ireland Preferred, 144A, 10.814% **, 2/15/2017 (PIK)	EUR	330,000	450,898
Hellas Telecom V, 144A, 7.257% **, 10/15/2012	EUR	100,000	135,313

		586,211

Total Foreign Bonds - Non US$ Denominated (Cost $3,348,799)		3,644,108

	Shares	Value ($)

Common Stocks 0.0%
Materials 0.0%
GEO Specialty Chemicals, Inc. *	14,091	11,977
GEO Specialty Chemicals, Inc. 144A *	1,283	1,091

		13,068
Telecommunication Services 0.0%
IMPSAT Fiber Networks, Inc. *	8,437	78,000

Total Common Stocks (Cost $480,567)		91,068
Warrants 0.0%
Industrials 0.0%
DeCrane Aircraft Holdings, Inc., 144A, Expiration 9/30/2008 *	1,640	0
Materials 0.0%
Dayton Superior Corp., 144A, Expiration 6/15/2009 *	60	0

Total Warrants (Cost $1)		0
Convertible Preferred Stock 0.1%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 9.75% (PIK)	40	190,000
Series AI, 144A, 9.75% (PIK)	3	14,250

Total Convertible Preferred Stocks (Cost $298,650)		204,250
	Principal Amount ($)(a)	Value ($)

Loan Participation 0.2%
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.45% **, 6/4/2010 (Cost $471,807)	470,833	470,833
	Units	Value ($)

Other Investments 0.8%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	775,000	674,250
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	1,205,000	783,250

Total Other Investments (Cost $1,387,253)		1,457,500
Securities Lending Collateral 11.4%
Daily Assets Fund Institutional, 5.34% (d) (e) (Cost $22,028,008)	22,028,008	22,028,008
Cash Equivalents 0.3%
Cash Management QP Trust, 5.31% (f) (Cost $631,985)	631,985	631,985
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 270,272,952)	141.2	273,034,563
Other Assets and Liabilities, Net	(9.1)	(17,701,491)
Notes Payable	(32.1)	(62,000,000)

Net Assets	100.0	193,333,072

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
	Congoleum Corp.	8.625%	8/1/2008	715,000	USD	600,300	654,225
	Eaton Vance Corp., CDO II, Series C-X	13.68%	7/15/2012	4,762,122	USD	3,904,801	0
	Grupo Iusacell SA de CV	10.0%	7/15/2004	175,000	USD	114,613	177,188
	Oxford Automotive, Inc.	12.0%	10/15/2010	1,164,591	USD	112,895	17,469
	Radnor Holdings Corp.	11.0%	3/15/2010	180,000	USD	126,342	900
	Supercanal Holding SA	11.5%	5/15/2005	100,000	USD	10,000	15,000
						4,868,951	864,782
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2007.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2007 amounted to $21,584,713 which is 11.2% of net assets.
(c)	When-issued securities.
(d)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents investment of securities lending collateral.
(f)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

As of February 28, 2007, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation (US $)
EUR	2,518,000	USD	3,287,627	3/13/2007	(46,487)
EUR	181,858	USD	236,445	5/11/2007	(4,938)
EUR	377,000	USD	492,916	5/11/2007	(7,481)
EUR	245,000	USD	320,002	5/11/2007	(5,190)
Total unrealized depreciation					(64,096)

Currency Abbreviations
EUR	Euro
USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007